Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001956827
Registrant Name	Abivax S.A.
Registration File Number	333-288884
Form Type	F-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES